Allstate Life Insurance Company
Allstate Life Insurance Company of New York

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

Supplement dated August 20, 2012
To Allstate Life Insurance Company
Prospectus dated May 1, 2012

Supplement dated August 20, 2012
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

This Supplement should be read and retained with the current Prospectus for your Annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

We are issuing this supplement to reflect the following changes to the Advanced Series Trust: the addition of two new funds, the repositioning of an existing fund, and a subadvisor change.

I.  Two new fund additions and a fund repositioning.

Effective on or about August 20, 2012, the AST MFS Large-Cap Value Portfolio and the AST Western Asset Emerging Markets Debt Portfolio will be added as new Sub-accounts to your Annuity.  Also, the AST Horizon Growth Asset Allocation Portfolio will change its subadvisor, investment objective, policies, strategy, expense structure, and its name to the “AST J.P. Morgan Global Thematic Portfolio” (the portfolio will be “repositioned”).  Accordingly and where applicable, we make the following disclosure changes to your Prospectus:

•	We replace in your Prospectus all references to the AST Horizon Growth Asset Allocation Portfolio with AST J.P. Morgan Global Thematic Portfolio.

•	We add the names AST MFS Large-Cap Value Portfolio and AST Western Asset Emerging Markets Debt Portfolio to your Prospectus.

•
In the section titled, “Summary of Contract Fees and Charges” we add the following fees for the AST J.P. Morgan Global Thematic Portfolio, the AST MFS Large-Cap Value Portfolio and the AST Western Asset Emerging Markets Debt Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)
	For the year ended December 31, 2011
UNDERLYING PORTFOLIO	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
Advanced Series Trust
AST J.P. Morgan Global Thematic1	0.95%	0.15%	0.00%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST MFS Large-Cap Value 2	0.85%	0.16%	0.00%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST Western Asset Emerging Markets Debt3	0.85%	0.21%	0.00%	0.00%	0.00%	0.00%	1.06%	0.05%4	1.01%

1 Effective August 20, 2012, the AST Horizon Growth Asset Allocation Portfolio will change its subadviser, investment objective, policies, strategy, expense structure, and its name to the AST J.P. Morgan Global Thematic Portfolio. The fees and expenses identified in this table reflect these changes and are estimates based in part on assumed average daily net assets of $1.5 billion for the Portfolio (i.e., the approximate amount of the Portfolio’s net assets as of December 31, 2011) for the fiscal year ending December 31, 2012.

2 The AST MFS Large-Cap Value Portfolio will commence operations on or about August 20, 2012.  Estimate based in part on assumed average daily net assets of approximately $500 million for the Portfolio for the fiscal period ending December 31, 2012.

3 The AST Western Asset Emerging Markets Debt Portfolio will commence operations on or about August 20, 2012.  Estimate based in part on assumed average daily net assets of approximately $650 million for the Portfolio for the fiscal period ending December 31, 2012.

4 Prudential Investments LLC (“PI”) and AST Investment Services, Inc. (“AST”) have contractually agreed to waive a portion of their investment management fee so that the effective management fee rate paid by the Portfolio is 0.80% of the average daily net assets of the Portfolio through July 1, 2014.  This arrangement may not be terminated or modified prior to July 1, 2014 and may be discontinued or modified thereafter.  The decision on whether to renew, modify or discontinue the arrangement after July 1, 2014 will be subject to review by PI, AST and the Portfolio’s Board of Trustees.

•
In the section titled, “Investment Options” we add the following summary description of the AST J.P. Morgan Global Thematic Portfolio, the AST MFS Large-Cap Value Portfolio and the AST Western Asset Emerging Markets Debt Portfolio to the Investment Objectives/Policies table as follows:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUBADVISOR
AST Funds
Asset Allocation
AST J.P. Morgan Global Thematic Portfolio: (formerly AST Horizon Growth Asset Allocation Portfolio): seeks capital appreciation consistent with its specified level of risk tolerance. The Portfolio will provide exposure to a long-term strategic asset allocation while having the flexibility to express shorter-term tactical views by capitalizing upon market opportunities globally.  The Portfolio will invest across a broad range of asset classes, including, without limitation, domestic equity and debt, international and global developed equity, emerging markets equity and debt, high yield debt, convertible bonds, and real estate investment trusts.  The Portfolio will invest primarily in individual securities in order to meet its investment objective and will also utilize derivative instruments for tactical positioning and risk management.  Under normal circumstances, approximately 65% of the Portfolio’s net assets (ranging between 55-75% depending on market conditions) will be invested to provide exposure to equity securities and approximately 35% of its net assets (ranging between 25-45% depending on market conditions) will be invested to provide exposure to fixed-income securities.  Such exposures may be obtained through: (i) the purchase of “physical” securities (e.g., common stocks, bonds, etc.); (ii) the use of derivatives (e.g., options and futures contracts on indices, securities, and commodities, currency forwards, etc.); and (iii) the purchase of certain exchange-traded funds.
J.P. Morgan Investment Management, Inc.
Large Cap Value
AST MFS Large-Cap Value Portfolio: seeks capital appreciation.  The Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets in issuers with large market capitalizations of at least $5 billion at the time of purchase.  The Portfolio will invest primarily in equity securities and may invest in foreign securities. The Subadviser focuses on investing the Portfolio's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).  The Subadviser uses a “bottom-up” investment approach to buying and selling investments for the Portfolio.  Investments are selected primarily based on fundamental analysis of individual issuers.  Quantitative models that systematically evaluate issuers may also be considered.
Massachusetts Financial Services Company
Fixed Income
AST Western Asset Emerging Markets Debt Portfolio: seeks to maximize total return. The Portfolio pursues its objective, under normal market conditions, by investing at least 80% of its assets in fixed-income securities issued by governments, government related entities and corporations located in emerging markets, and related instruments. The Portfolio may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities rated below Baa/BBB), or, if unrated, determined to be of comparable credit quality by one of the Subadvisers.  The Portfolio may invest in Below-investment grade securities that are commonly referred to as “junk bonds”.  The Western Asset Emerging Markets Debt Portfolio also may invest up to 50% of its assets in non-U.S. dollar denominated fixed income securities.
Western Asset Management Company; Western Asset Management Company Limited

•
Also in the section titled, “Investment Options,” AST J.P. Morgan Global Thematic Portfolio replaces AST Horizon Growth Asset Allocation Portfolio in the list of “Permitted Sub-accounts”; and AST MFS Large-Cap Value Portfolio is added to the list of “Permitted Sub-accounts.”

II.  Subadvisor change.

Effective on or about August 20, 2012, Eaton Vance Management will be removed as a subadvisor on the AST Large-Cap Value Portfolio.  Accordingly, in “Investment Options,” the section describing the investment objectives and policies for the AST Large-Cap Value Portfolio will be modified as follows:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUBADVISOR
AST Funds
Large Cap Value
AST Large-Cap Value Portfolio: seeks current income and long-term growth of income, as well as capital appreciation.  The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of large capitalization companies.  Large capitalization companies are those companies with market capitalizations within the market capitalization range of the Russell 1000 Value Index.
Hotchkis and Wiley Capital Management, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.